Events occurring after the reporting period (Details) $ in Thousands, R$ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($) plant	Jan. 31, 2019 USD ($) installment	Jan. 31, 2019 BRL (R$) installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gain from disposal				$ 36,227	$ 0	$ 0
Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Number of Plants | plant	2
Acquisitions | Las Tres Niñas and Angelita [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration paid (received)	$ 47,000
Girasoles del Plata S.A. | Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mani del Plata S.A. | Acquisitions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Total consideration paid (received)		$ 10,000
Number of payment installments | installment		3	3
Negocios Imobiliarios Ltda. | Alto Alegre Farm | Disposal of subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Total consideration paid (received)		$ (16,600)	R$ (62.5)
Cash collected from sale of wholly owned subsidiary		800	R$ 2.9
Gain from disposal		$ 9,000
CHS AGRO S.A.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%